    As filed with the Securities and Exchange Commission on December 2, 1997


                        Securities Act File No. 33-57732
                    Investment Company Act File No. 811-7462
 ==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /   /
                                                                         ---



                  POST-EFFECTIVE AMENDMENT NO.  10                      / X /
                                               ----                     ---


                                    and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /   /
                                                                        ---


                  AMENDMENT NO.  11                                     / X /


                            The Sierra Variable Trust
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               9301 Corbin Avenue
                              Northridge, CA 91324
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (818) 725-0200


                                 Keith B. Pipes
                            The Sierra Variable Trust
                               9301 Corbin Avenue
                          Northridge, California 91324
                     (Name and Address of Agent for Service)


                                   Copies to:

         Richard W. Grant, Esq.                      W. John McGuire, Esq.
         Morgan, Lewis & Bockius LLP                 Morgan, Lewis & Bockius LLP
         2000 One Logan Square                       1800 M. Street, N.W.
         Philadelphia, Pennsylvania  19103           Washington, DC 20036

         It is proposed that this filing will become effective (check appropriate box):


  [ ]    immediately upon filing pursuant to paragraph (b), or
  [ ]    on [date] pursuant to paragraph (b), or
  [ ]    60 days after filing pursuant to paragraph (a), or
  [ ]    75 days after filing pursuant to paragraph (a), or
  [X]    on February 20, 1998 pursuant to paragraph (a) of Rule 485.

                            THE SIERRA VARIABLE TRUST

                                    FORM N-1A

                              CROSS REFERENCE SHEET


                              ---------------------


PART A



Location in Prospectus for the Global Money Fund, Short Term High Quality Bond Fund, Short Term Global Government Fund, U.S. Government Fund, Corporate Income Fund, Growth and Income Fund, Growth Fund, Emerging Growth Fund and International Growth Fund of The Sierra Variable Trust (the "Trust").



Item No.                                                        Prospectus Heading
--------                                                        ------------------
1.       Cover Page . . . . . . . . .                           Cover Page

2.       Synopsis . . . . . . . . . .                           Highlights

3.       Condensed Financial
          Information . . . . . . . .                           Financial Highlights

4.       General Description of
          Registrant  . . . . . . . .                           Management of the Trust; Investment Policies;
                                                                Certain Investment Guidelines; Special
                                                                Considerations; General Information and History

5.       Management of the Fund . . .                           Management of the Trust-Investment Advisor, --
                                                                Sub-Advisors, -- Distributor and -Administration;
                                                                Investment Guidelines; Special Considerations

5A.      Management's Discussion of                             Not Applicable
            Fund Performance. . . . .

6.       Capital Stock and Other
          Securities  . . . . . . . .                           Dividends, Distributions and Taxes; General
                                                                Information and History --The Trust

7.       Purchase of Securities
          Being Offered . . . . . . .                           General Information and History -- Purchase and
                                                                Redemption, and -- Net Asset Value; Management of
                                                                the Trust -- Distributor

8.       Redemption or Repurchase . .                           General Information and History -- Purchase and
                                                                Redemption

9.       Pending Legal Proceedings. .                           Not Applicable

Location in Prospectus for the Capital Growth Portfolio, Growth Portfolio, Balanced Portfolio, Value Portfolio, Income Portfolio and Global Money Fund of the Trust.



Item No.                                                        Prospectus Heading
--------                                                        ------------------
1.       Cover Page . . . . . . . . .                           Cover Page

2.       Synopsis . . . . . . . . . .                           Highlights

3.       Condensed Financial
          Information . . . . . . . .                           Financial Highlights

4.       General Description of
          Registrant  . . . . . . . .                           Management of the Trust; Investment Policies;
                                                                Certain Investment Guidelines; Special
                                                                Considerations; General Information and History

5.       Management of the Fund . . .                           Management of the Trust-Investment Advisor, --
                                                                Sub-Advisors, -- Distributor and -Administration;
                                                                Investment Guidelines; Special Considerations

5A.      Management's Discussion of                             Not Applicable
            Fund Performance. . . . .

6.       Capital Stock and Other
          Securities  . . . . . . . .                           Dividends, Distributions and Taxes; General
                                                                Information and History --The Trust

7.       Purchase of Securities
          Being Offered . . . . . . .                           General Information and History -- Purchase and
                                                                Redemption, and -- Net Asset Value; Management of
                                                                the Trust -- Distributor

8.       Redemption or Repurchase . .                           General Information and History -- Purchase and
                                                                Redemption

9.       Pending Legal Proceedings. .                           Not Applicable

PART B

                                                                Heading in Statement of
Item No.                                                        Additional Information
--------                                                        ----------------------
10.      Cover Page . . . . . . . . .                           Cover Page

11.      Table of Contents  . . . . .                           Contents

12.      General Information and
          History . . . . . . . . . .                           General Information and History; Management of the
                                                                Trust; see Prospectus -- "General Information and
                                                                History"

13.      Investment Objectives and
          Policies  . . . . . . . . .                           Investment Objectives and Policies of the Funds and
                                                                Portfolios

14.      Management of the Fund . . .                           Management of the Trust

15.      Control Persons and Principal
          Holders of Securities . . .                           Management of the Trust; see Prospectus -- "General
                                                                Information and History"

16.      Investment Advisory and
          Other Services  . . . . . .                           Management of the Trust; see Prospectus --
                                                                "Management of the Trust-- Administration"

17.      Brokerage Allocation and
          Other Practices . . . . . .                           Investment Objectives and Policies of the Funds and
                                                                Portfolios

18.      Capital Stock and Other
          Securities  . . . . . . . .                           Management of the Trust; see Prospectus --
                                                                "Dividends, Distributions and Taxes" and "General
                                                                Information and History"

19.      Purchase, Redemption and
          Pricing of Securities
          Being Offered . . . . . . .                           Purchase and Pricing of Shares; Net Asset Value

20.      Tax Status . . . . . . . . .                           Taxes; see Prospectus -- "Dividends, Distributions
                                                                and Taxes"

21.      Underwriters . . . . . . . .                           Purchase and Pricing of Shares; see Prospectus --
                                                                "Management of the Trust -- Distributor"

22.      Calculation of Performance
          Data  . . . . . . . . . . .                           Performance; see Prospectus -- "Performance"

23.      Financial Statements . . . .                           Financial Statements


PART C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

The Prospectus for the Capital Growth Portfolio, Growth Portfolio, Balanced Portfolio, Value Portfolio, Income Portfolio and Global Money Fund of The Sierra Variable Trust is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement in Form N-1A (File No. 033-57732), filed with the Securities and Exchange Commission on March 25, 1997 (Accession Number 0000950150-97-000398).

                       SUPPLEMENT DATED FEBRUARY 20, 1998
                         TO PROSPECTUS DATED MAY 1, 1997
                                       OF
                            THE SIERRA VARIABLE TRUST

                          9301 CORBIN AVENUE, SUITE 333
                          NORTHRIDGE, CALIFORNIA 91324

The Prospectus, dated May 1, 1997, relating to the CAPITAL GROWTH PORTFOLIO, GROWTH PORTFOLIO, BALANCED PORTFOLIO, VALUE PORTFOLIO, INCOME PORTFOLIO AND GLOBAL MONEY FUND of The Sierra Variable Trust (the "Trust") is hereby amended and supplemented as follows.

By deleting the section labeled "FINANCIAL HIGHLIGHTS OF THE GLOBAL MONEY FUND" on page 7 and replacing it with the following:

FINANCIAL HIGHLIGHTS OF THE PORTFOLIOS

Set forth below are the unaudited financial highlights for the period from June 3, 1997 (commencement of operations) through October 31, 1997 for the Capital Growth, Growth and Balanced Portfolios. The Financial Statements and Notes to Financial Statements for the period ended October 31, 1997 (unaudited) are included in the SAI, which can be obtained at no charge by calling the Trust at 800-222-5852 or writing to the Trust at the address shown above.

                            CAPITAL GROWTH PORTFOLIO
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.


                                                                                                                     PERIOD
                                                                                                                      ENDED
                                                                                                                    10/31/97*
                                                                                                                   (UNAUDITED)
                                                                                                                   -----------
Net asset value, beginning of period...........................................................................      $ 10.00
                                                                                                                     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................................................................................         0.02+++
Net realized and unrealized gain on investments................................................................         0.59#
                                                                                                                     -------
Total from investment operations...............................................................................         0.61
LESS DISTRIBUTIONS:
Dividends from net investment income...........................................................................          -
Distributions from net realized gains..........................................................................          -
                                                                                                                     -------
Total distributions............................................................................................          -
                                                                                                                     -------
Net asset value, end of period.................................................................................      $ 10.61
                                                                                                                     =======


TOTAL RETURN+                                                                                                           6.10%
                                                                                                                     =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................................................................      $   525
Ratio of operating expenses to average net assets++............................................................         0.34%**
Ratio of net investment income to average net assets...........................................................         0.50%**
Portfolio turnover rate........................................................................................           17%

Ratio of operating expenses to average net assets without credits allowed by the custodian++...................         0.47%**
Ratio of operating expenses to average net assets without fee waivers and credits allowed by the custodian++...        23.30%**
Net investment loss per share without fee waivers and credits allowed by the custodian.........................      $ (0.75)+++

----------
*        The Portfolio commenced operations on June 3, 1997.
**       Annualized.
+ Total return represents aggregate total return for the period indicated. The total return would have been lower if certain fees had not been waived and expenses absorbed by the administrator or without credits allowed by the custodian.
++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.
+++      Per share numbers have been calculated using the average shares method.
# The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.


                                GROWTH PORTFOLIO
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.


                                                                                                                     PERIOD
                                                                                                                      ENDED
                                                                                                                    10/31/97*
                                                                                                                   (UNAUDITED)
                                                                                                                   -----------
Net asset value, beginning of period...........................................................................      $ 10.00
                                                                                                                     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................................................................................         0.04+++
Net realized and unrealized gain on investments................................................................         0.38#
                                                                                                                     -------
Total from investment operations...............................................................................         0.42
LESS DISTRIBUTIONS:
Dividends from net investment income...........................................................................          -
Distributions from net realized gains..........................................................................          -
                                                                                                                     -------
Total distributions............................................................................................          -
                                                                                                                     -------
Net asset value, end of period.................................................................................      $ 10.42
                                                                                                                     =======


TOTAL RETURN+                                                                                                           4.20%
                                                                                                                     =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................................................................      $ 1,086
Ratio of operating expenses to average net assets++............................................................         0.35%**
Ratio of net investment income to average net assets...........................................................         1.21%**
Portfolio turnover rate........................................................................................            0%
Ratio of operating expenses to average net assets without credits allowed by the custodian++...................         0.44%**
Ratio of operating expenses to average net assets without fee waivers and credits allowed by the custodian++            8.52%**
Net investment loss per share without fee waivers and credits allowed by the custodian.........................      $ (0.25)+++

----------
*        The Portfolio commenced operations on June 3, 1997.
**       Annualized.
+ Total return represents aggregate total return for the period indicated. The total return would have been lower if certain fees had not been waived and expenses absorbed by the administrator or without credits allowed by the custodian.
++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.
+++      Per share numbers have been calculated using the average shares method.
# The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.

                               BALANCED PORTFOLIO
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.


                                                                                                                     PERIOD
                                                                                                                      ENDED
                                                                                                                    10/31/97*
                                                                                                                   (UNAUDITED)
                                                                                                                   -----------
Net asset value, beginning of period...........................................................................      $ 10.00
                                                                                                                     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................................................................................         0.08+++
Net realized and unrealized gain on investments................................................................         0.31#
                                                                                                                     -------
Total from investment operations...............................................................................         0.39
LESS DISTRIBUTIONS:
Dividends from net investment income...........................................................................          -
Distributions from net realized gains..........................................................................          -
                                                                                                                     -------
Total distributions............................................................................................          -
                                                                                                                     -------
Net asset value, end of period.................................................................................      $ 10.39
                                                                                                                     =======


TOTAL RETURN+                                                                                                           3.90%
                                                                                                                     =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................................................................      $ 2,068
Ratio of operating expenses to average net assets++............................................................         0.35%**
Ratio of net investment income to average net assets...........................................................         2.24%**
Portfolio turnover rate........................................................................................            6%
Ratio of operating expenses to average net assets without credits allowed by the custodian++...................         0.39%**
Ratio of operating expenses to average net assets without fee waivers and credits allowed by the custodian++            4.48%**
Net investment loss per share without fee waivers and credits allowed by the custodian.........................      $ (0.06)+++

----------
*        The Portfolio commenced operations on June 3, 1997.
**       Annualized.
+ Total return represents aggregate total return for the period indicated. The total return would have been lower if certain fees had not been waived and expenses absorbed by the administrator or without credits allowed by the custodian.
++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.
+++      Per share numbers have been calculated using the average shares method.
# The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.


FINANCIAL HIGHLIGHTS OF THE GLOBAL MONEY FUND

The financial highlights of the Global Money Fund set forth certain information concerning the investment results of the Fund for the periods presented. The financial highlights have been audited, except where noted, by Price Waterhouse LLP, the Trust's independent accountants, whose report is contained in the Trust's Semi-Annual Report to Shareholders which is included in the SAI. The SAI and Semi-Annual Report can be obtained at no charge by calling AGL at 800-247-6584 or writing to them at the address shown on the first page of this Prospectus.

                             GLOBAL MONEY FUND FOR A
                 FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                SIX MONTHS
                                                                  ENDED           YEAR           YEAR          YEAR         PERIOD
                                                                 6/30/97          ENDED          ENDED        ENDED          ENDED
                                                               (UNAUDITED)      12/31/96       12/31/95      12/31/94      12/31/93*
                                                               -----------      --------       --------      --------      ---------
Net asset value, beginning of period........................      $  1.00       $  1.00        $  1.00      $  1.00        $ 1.00
                                                                  -------       -------        -------      -------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................        0.024         0.049          0.053        0.037         0.016
                                                                  -------       -------        -------      -------        ------
Total from investment operations............................        0.024         0.049          0.053        0.037         0.016
LESS DISTRIBUTIONS:
Dividends from net investment income........................       (0.024)       (0.049)        (0.053)      (0.037)       (0.016)
Distributions from net realized capital gains...............         --          (0.000)#         --           --            --
                                                                  -------       -------        -------      -------        ------
Total distributions.........................................       (0.024)       (0.049)        (0.053)      (0.037)       (0.016)
                                                                  -------       -------        -------      -------        ------
Net asset value, end of period..............................      $  1.00       $  1.00        $  1.00      $  1.00        $ 1.00
                                                                  =======       =======        =======      =======        ======
TOTAL RETURN+...............................................         2.48%         4.97%          5.46%        3.69%         1.59%
                                                                  =======       =======        =======      =======        ======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................      $32,629       $23,266        $20,373       $6,159        $1,488
Ratio of operating expenses to average net assets...........         0.65%**       0.58%          0.50%        0.49%         0.39%**
Ratio of net investment income to average net assets........         4.93%**       4.86%          5.30%        3.84%         2.54%**
Ratio of operating expenses to average net assets without
     credits allowed by the custodian.......................         0.65%**(a)    0.58%(a)       0.51%(a)      N/A           N/A
Ratio of operating expenses to average net assets
     without fee waivers, expenses absorbed and/or credits
     allowed by the custodian...............................         0.86%**(a)     .88%(a)       1.01%(a)     1.25%         6.42%**
Net investment income/(loss) per share without fee waivers
     and/or expenses absorbed and/or credits allowed by the
     custodian..............................................       $0.023(a)     $0.046(a)      $0.048(a)    $0.030       $(0.022)

----------
*        The Fund commenced operations on May 10, 1993.
**       Annualized.
+ Total return represents aggregate total return for the periods indicated. The total return would have been lower if certain fees had not been waived by the investment advisor and administrator and if certain expenses had not been absorbed by the investment advisor or without credits allowed by the custodian.
(a) The ratio and per share number include custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

The Prospectus for the Global Money Fund, Short Term High Quality Bond Fund, Short Term Global Government Fund, U.S. Government Fund, Corporate Income Fund, Growth and Income Fund, Growth Fund, Emerging Growth Fund and International Growth Fund of The Sierra Variable Trust is incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement in Form N-1A (File No. 033-57732), filed with the Securities and Exchange Commission on April 30, 1997 (Accession Number 0000950150-97-000651).

The Statement of Additional Information dated May 1, 1997 for the Global Money Fund, Short Term High Quality Bond Fund, Short Term Global Government Fund, U.S. Government Fund, Corporate Income Fund, Growth and Income Fund, Growth Fund, Emerging Growth Fund, International Growth Fund, Capital Growth Portfolio, Growth Portfolio, Balanced Portfolio, Value Portfolio, and Income Portfolio of The Sierra Variable Trust is incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement in Form N-1A (File No. 033-57732), filed with the Securities and Exchange Commission on April 30, 1997 (Accession Number 0000950150-97-000651).

                       SUPPLEMENT DATED FEBRUARY 20, 1998
            TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997
                                       OF
                            THE SIERRA VARIABLE TRUST

                          9301 CORBIN AVENUE, SUITE 333
                          NORTHRIDGE, CALIFORNIA 91324

The Statement of Additional Information dated May 1, 1997 for The Sierra Variable Trust (the "Trust") is hereby amended and supplemented by the following unaudited financial statements for the Capital Growth Portfolio, Growth Portfolio and Balanced Portfolio of the Trust for the period ended October 31, 1997. Unaudited financial statements, as of June 30, 1997, for the Global Money Fund, Short Term High Quality Bond Fund, Short Term Global Government Fund, U.S. Government Fund, Corporate Income Fund, Growth and Income Fund, Growth Fund, Emerging Growth Fund and International Growth Fund are incorporated herein by reference to the Trust's Semi-Annual Report for the six months ended June 30, 1997.







               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PORTFOLIO OF INVESTMENTS


                            CAPITAL GROWTH PORTFOLIO

                          OCTOBER 31, 1997 (UNAUDITED)



                                                                                                               VALUE
                                                                                                             (NOTE 2)
                                                                                                           ------------
         SHARES
------------------------
INVESTMENT COMPANY SECURITIES - 102.3%
                   3,543      Emerging Growth Fund  . . . . . . . . . . . . . . . . . . . . . . . . .       $    54,137
                  27,660      Global Money Fund . . . . . . . . . . . . . . . . . . . . . . . . . . .            27,660
                   9,832      Growth and Income Fund  . . . . . . . . . . . . . . . . . . . . . . . .           160,951
                  13,453      Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           208,659
                   4,171      International Growth Fund . . . . . . . . . . . . . . . . . . . . . . .            52,721
                  13,548      Short Term High Quality Bond Fund . . . . . . . . . . . . . . . . . . .            33,192
                                                                                                            -----------


TOTAL INVESTMENTS (COST $549,929*)..........................................              102.3%                537,320
OTHER ASSETS AND LIABILITIES (NET)..........................................               (2.3)                (12,144)
                                                                                       ---------            -----------
NET ASSETS..................................................................              100.0%            $   525,176
                                                                                       =========            ===========

----------
*Aggregate cost for federal tax purposes.

                                GROWTH PORTFOLIO

                          OCTOBER 31, 1997 (UNAUDITED)



                                                                                                               VALUE
                                                                                                             (NOTE 2)
                                                                                                           ------------
         SHARES
------------------------
INVESTMENT COMPANY SECURITIES - 97.3%
                 110,016      Global Money Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   110,016
                  19,280      Growth and Income Fund  . . . . . . . . . . . . . . . . . . . . . . . . .         315,607
                  17,104      Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         265,279
                  15,658      International Growth Fund . . . . . . . . . . . . . . . . . . . . . . . .         197,921
                  16,684      U.S. Government Fund  . . . . . . . . . . . . . . . . . . . . . . . . . .         168,013
                                                                                                            -----------


TOTAL INVESTMENTS (COST $1,088,410*)........................................               97.3%              1,056,836
OTHER ASSETS AND LIABILITIES (NET)..........................................                 2.7                 28,803
                                                                                       ---------            -----------
NET ASSETS..................................................................              100.0%            $ 1,085,639
                                                                                       =========            ===========


*Aggregate cost for federal tax purposes.

                               BALANCED PORTFOLIO

                          OCTOBER 31, 1997 (UNAUDITED)



                                                                                                               VALUE
                                                                                                             (NOTE 2)
                                                                                                           ------------
         SHARES
------------------------
INVESTMENT COMPANY SECURITIES - 99.9%
                 422,666      Global Money Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  422,666
                  36,139      Growth and Income Fund  . . . . . . . . . . . . . . . . . . . . . . . . . .       591,590
                  20,982      Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       325,425
                  23,724      International Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . .       299,866
                  42,401      U.S. Government Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . .       426,982
                                                                                                             ----------


TOTAL INVESTMENTS (COST $2,100,056*)........................................               99.9%              2,066,529
OTHER ASSETS AND LIABILITIES (NET)..........................................                0.1                   1,510
                                                                                       ---------             ----------
NET ASSETS..................................................................              100.0%             $2,068,039
                                                                                       =========             ==========


*Aggregate cost for federal tax purposes.


                        See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

                            THE SIERRA VARIABLE TRUST
                          OCTOBER 31, 1997 (UNAUDITED)


                                                                   CAPITAL
                                                                    GROWTH             GROWTH            BALANCED
                                                                  PORTFOLIO           PORTFOLIO         PORTFOLIO
                                                                  ---------           ---------         ---------
ASSETS:
Investments, at value (Note 2)
  See portfolios of investments (a).........................     $ 537,320           $ 1,056,836       $ 2,066,529
Cash........................................................         1,000                 1,002            32,364
Dividends and/or interest receivable........................            90                   469             1,645
Receivable for fund shares sold.............................             -                40,708                 -
Receivable for investment securities sold...................             -                     -            10,602
Unamortized organization costs and/or offering costs (Note 7)       37,767                37,767            37,767
Receivable from administrator...............................         4,289                 4,288             5,172
                                                                 ---------           -----------       -----------
Total assets................................................       580,466             1,141,070         2,154,079
                                                                 ---------           -----------       -----------

LIABILITIES:
Payable for investment securities purchased.................             -                     -            30,364
Investment advisory fee payable (Note 3)....................            34                    88               170
Transfer agent fees payable (Note 3)........................           370                   370               370
Custodian fees payable (Note 3).............................           165                   112               103
Accrued trustees' fees and expenses (Note 4)................            17                    43                85
Accrued legal and audit fees................................         9,746                 9,759             9,778
Organization and offering cost payable......................        41,200                41,200            41,200
Accrued expenses and other payables.........................         3,758                 3,859             3,970
                                                                 ---------           -----------       -----------
Total liabilities...........................................        55,290                55,431            86,040
                                                                 ---------           -----------       -----------

NET ASSETS.................................................. $     525,176           $ 1,085,639       $ 2,068,039
                                                                 =========           ===========       ===========

NET ASSETS CONSIST OF:
Undistributed net investment income......................... $         430           $     2,916       $    11,163
Accumulated net realized gain on investments................         3,198                 2,627            13,343
Net unrealized depreciation of investments..................       (12,609)              (31,574)          (33,527)
Paid-in capital.............................................       534,157             1,111,670         2,077,060
                                                                 ---------           -----------       -----------
Total net assets............................................ $     525,176           $ 1,085,639       $ 2,068,039
                                                                 =========           ===========       ===========

NET ASSET VALUE, offering price and redemption price
  per share of beneficial interest outstanding.............. $       10.61           $     10.42       $     10.39
                                                                 =========           ===========       ===========

Number of fund shares outstanding...........................        49,475               104,192           199,095
                                                                 =========           ===========       ===========
------------------------------------------------------------
(a) INVESTMENTS, AT COST (NOTE 2)........................... $     549,929           $ 1,088,410       $ 2,100,056

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

                           THE SIERRA VARIABLE TRUST
               FOR THE PERIOD ENDED OCTOBER 31, 1997* (UNAUDITED)


                                                                     CAPITAL
                                                                     GROWTH              GROWTH            BALANCED
                                                                    PORTFOLIO           PORTFOLIO         PORTFOLIO
                                                                    ---------           ---------         ---------
INVESTMENT INCOME:
Dividends.....................................................      $    722            $  3,733          $ 12,721
Interest......................................................             -                  14               164
                                                                    --------            --------          --------
         Total Investment Income..............................           722               3,747            12,885
                                                                    --------            --------          --------
EXPENSES:
Investment advisory fee (Note 3)..............................            85                 241               498
Administration fee (Note 3)...................................           128                 361               747
Trustees' fees and expenses (Note 4)..........................            18                  47               100
Legal and audit fees..........................................         9,863              10,005            10,994
Transfer agent fees (Note 3)..................................         2,047               2,047             2,047
Custodian fees (Note 3).......................................           505                 505               510
Amortization of organization costs (Note 7)...................         3,433               3,433             3,433
Other.........................................................         3,758               3,859             3,970
Fees waived and expenses absorbed by administrator (Note 3)...       (19,434)            (19,456)         (20,379)
                                                                    --------            --------          --------
         Subtotal.............................................           403               1,042             1,920
Credits allowed by the custodian (Note 3).....................          (111)               (211)             (198)
                                                                    --------            --------          --------
         Net expenses.........................................           292                 831             1,722
                                                                    --------            --------          --------
NET INVESTMENT INCOME.........................................           430               2,916            11,163
                                                                    --------            --------          --------

NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS (NOTES 2 AND 5):
Net realized gain/(loss) on investments during the period.....          (104)                  -               273
Capital gain distributions received...........................         3,302               2,627            13,070
Net change in unrealized depreciation of investments during the
period........................................................       (12,609)            (31,574)          (33,527)
                                                                    --------            --------          --------
Net Realized and Unrealized Loss on Investments..............         (9,411)            (28,947)          (20,184)
                                                                    --------            --------          --------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...................................      $ (8,981)           $(26,031)         $ (9,021)
                                                                    ========            ========          ========

----------
* The Capital Growth, Growth and Balanced Portfolios commenced operations on June 3, 1997.




                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                            The Sierra Variable Trust
               For the Period Ended October 31, 1997* (Unaudited)



                                                                      CAPITAL
                                                                      GROWTH               GROWTH               BALANCED
                                                                     PORTFOLIO            PORTFOLIO              PORTFOLIO
                                                                    ----------           ----------             ----------
Net investment income..........................................     $    430             $   2,916              $  11,163
Net realized gain/(loss) on investments during the period......         (104)                   --                    273
Capital gain distributions received............................        3,302                 2,627                 13,070
Net unrealized depreciation of investments during the period         (12,609)              (31,574)               (33,527)
                                                                    --------             ---------              ---------
Net decrease in net assets resulting from operations...........       (8,981)              (26,031)                (9,021)
Distributions to shareholders from:
         Net investment income.................................           --                    --                     --
         Net realized gains on investments.....................           --                    --                     --
Net increase in net assets from Fund share transactions........      534,157             1,111,670              2,077,060
                                                                    --------             ---------              ---------
Net increase in net assets.....................................      525,176             1,085,639              2,068,039
NET ASSETS:
Beginning of period............................................           --                    --                     --
                                                                    --------             ---------              ---------
End of period..................................................     $525,176            $1,085,639            $ 2,068,039
                                                                    ========            ==========            ===========
Undistributed net investment income at end of period...........     $    430            $    2,916            $    11,163
                                                                    ========            ==========            ===========



*The Capital Growth, Growth and Balanced Portfolios commenced operations on June 3, 1997.


                       See Notes to Financial Statements.

Statements of Changes in Net Assets  - Capital Stock Activity

                            The Sierra Variable Trust

               For the Period Ended October 31, 1997* (Unaudited)



                                                                      CAPITAL
                                                                      GROWTH               GROWTH               BALANCED
                                                                     PORTFOLIO            PORTFOLIO              PORTFOLIO
                                                                    ----------           ----------             ----------
AMOUNT
         Sold..................................................     $553,187             $1,111,670             $2,128,812
         Issued as reinvestment of dividends...................           --                     --                    --
         Redeemed..............................................      (19,030)                    --                (51,752)
                                                                    --------             ----------             ----------
         Net increase..........................................     $534,157             $1,111,670             $2,077,060
                                                                    ========             ==========             ==========

SHARES
         Sold..................................................       51,237                104,192                203,993
         Issued as reinvestment of dividends...................           --                     --                     --
         Redeemed..............................................       (1,762)                    --                 (4,898)
                                                                    --------             ----------             ----------
         Net increase..........................................       49,475                104,192                199,095
                                                                    ========             ==========             ==========



*The Capital Growth, Growth and Balanced Portfolios commenced operations on June 3, 1997.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                            CAPITAL GROWTH PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.


                                                                                                                     PERIOD
                                                                                                                      ENDED
                                                                                                                    10/31/97*
                                                                                                                   (UNAUDITED)
                                                                                                                   -----------
Net asset value, beginning of period...........................................................................    $  10.00
                                                                                                                   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................................................................................        0.02+++
Net realized and unrealized gain on investments................................................................        0.59#
                                                                                                                   --------
Total from investment operations...............................................................................        0.61
LESS DISTRIBUTIONS:
Dividends from net investment income...........................................................................         -
Distributions from net realized gains..........................................................................         -
                                                                                                                   --------
Total distributions............................................................................................         -
                                                                                                                   --------
Net asset value, end of period.................................................................................    $  10.61
                                                                                                                   ========


TOTAL RETURN+                                                                                                          6.10%
                                                                                                                   ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................................................................    $    525
Ratio of operating expenses to average net assets++............................................................        0.34%**
Ratio of net investment income to average net assets...........................................................        0.50%**
Portfolio turnover rate........................................................................................          17%
Ratio of operating expenses to average net assets without credits allowed by the custodian++...................        0.47%**
Ratio of operating expenses to average net assets without fee waivers and credits allowed by the custodian++...       23.30%**
Net investment loss per share without fee waivers and credits allowed by the custodian.........................    $  (0.75)+++

----------
*        The Portfolio commenced operations on June 3, 1997.
**       Annualized.
+ Total return represents aggregate total return for the period indicated. The total return would have been lower if certain fees had not been waived and expenses absorbed by the administrator or without credits allowed by the custodian.
++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.
+++      Per share numbers have been calculated using the average shares method.
# The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.

FINANCIAL HIGHLIGHTS

                                GROWTH PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.


                                                                                                                     PERIOD
                                                                                                                      ENDED
                                                                                                                    10/31/97*
                                                                                                                   (UNAUDITED)
                                                                                                                   -----------
Net asset value, beginning of period...........................................................................    $  10.00
                                                                                                                   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................................................................................        0.04+++
Net realized and unrealized gain on investments................................................................        0.38#
                                                                                                                   --------
Total from investment operations...............................................................................        0.42
LESS DISTRIBUTIONS:
Dividends from net investment income...........................................................................         -
Distributions from net realized gains..........................................................................         -
                                                                                                                   --------
Total distributions............................................................................................         -
                                                                                                                   --------
Net asset value, end of period.................................................................................    $  10.42
                                                                                                                   ========


TOTAL RETURN+                                                                                                          4.20%
                                                                                                                   ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................................................................    $  1,086
Ratio of operating expenses to average net assets++............................................................        0.35%**
Ratio of net investment income to average net assets...........................................................        1.21%**
Portfolio turnover rate........................................................................................           0%
Ratio of operating expenses to average net assets without credits allowed by the custodian++...................        0.44%**
Ratio of operating expenses to average net assets without fee waivers and credits allowed by the custodian++           8.52%**
Net investment loss per share without fee waivers and credits allowed by the custodian.........................    $  (0.25)+++

----------
*        The Portfolio commenced operations on June 3, 1997.
**       Annualized.
+ Total return represents aggregate total return for the period indicated. The total return would have been lower if certain fees had not been waived and expenses absorbed by the administrator or without credits allowed by the custodian.
++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.
+++      Per share numbers have been calculated using the average shares method.
# The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.

FINANCIAL HIGHLIGHTS

                               BALANCED PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.


                                                                                                                     PERIOD
                                                                                                                      ENDED
                                                                                                                    10/31/97*
                                                                                                                   (UNAUDITED)
                                                                                                                   -----------
Net asset value, beginning of period...........................................................................    $  10.00
                                                                                                                   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................................................................................        0.08+++
Net realized and unrealized gain on investments................................................................        0.31#
                                                                                                                   --------
Total from investment operations...............................................................................        0.39
LESS DISTRIBUTIONS:
Dividends from net investment income...........................................................................         -
Distributions from net realized gains..........................................................................         -
                                                                                                                   --------
Total distributions............................................................................................         -
                                                                                                                   --------
Net asset value, end of period.................................................................................    $  10.39
                                                                                                                   ========


TOTAL RETURN+                                                                                                          3.90%
                                                                                                                   ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................................................................    $  2,068
Ratio of operating expenses to average net assets++............................................................        0.35%**
Ratio of net investment income to average net assets...........................................................        2.24%**
Portfolio turnover rate........................................................................................           6%
Ratio of operating expenses to average net assets without credits allowed by the custodian++...................        0.39%**
Ratio of operating expenses to average net assets without fee waivers and credits allowed by the custodian++           4.48%**
Net investment loss per share without fee waivers and credits allowed by the custodian.........................    $  (0.06)+++

----------
*        The Portfolio commenced operations on June 3, 1997.
**       Annualized.
+ Total return represents aggregate total return for the period indicated. The total return would have been lower if certain fees had not been waived and expenses absorbed by the administrator or without credits allowed by the custodian.
++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.
+++      Per share numbers have been calculated using the average shares method.
# The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                            THE SIERRA VARIABLE TRUST

1.    ORGANIZATION AND BUSINESS

The Sierra Variable Trust (the "Trust") was organized under the laws of the Commonwealth of Massachusetts on January 29, 1993 as a business entity commonly known as a "Massachusetts business trust". The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end management investment company. The Trust offers fourteen managed investment funds, consisting of nine funds: the Global Money Fund (the "Money Fund"); the Short Term High Quality Bond, Short Term Global Government, U.S. Government and Corporate Income Funds (the "Bond Funds"); the Growth and Income, Growth, Emerging Growth and International Growth Funds (the "Equity Funds"); (collectively the "Funds" or "Underlying Funds") and five portfolios: Capital Growth, Growth, Balanced, Value and Income Portfolios (individually a "Portfolio" and collectively the "Portfolios"), to the public through certain variable annuity contracts offered by American General Life Insurance Company ("AG Life"). Through investment in the Underlying Funds, the Portfolios offer a range of asset allocation strategies designed to accommodate different investment philosophies and goals. Information presented in these financial statements pertains only to the Capital Growth, Growth and Balanced Portfolios.

Each Portfolio of the Trust invests, within predetermined percentage ranges, in up to nine of the Underlying Funds of the Trust. In order to achieve its investment objective, each Portfolio typically allocates its assets, within determined percentage ranges, among certain of the Underlying Funds. The percentages reflect the extent to which each Portfolio will invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Underlying Funds. Sierra Investment Services Corporation ("Sierra Services") may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective, Sierra Services' outlook for the economy and the financial markets and the relative market valuations of the Underlying Funds. In addition, generally in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest its assets directly in cash, stock or bond index futures, options, money market securities and certain short-term debt instruments.

2.    SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION:

The Portfolios are valued at their net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date. Short term investments that mature in 60 days or less are valued at amortized cost when the Board of Trustees determines that this constitutes fair value.

REPURCHASE AGREEMENTS:

Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio, through its custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Sierra Services, the Portfolios' investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

                           THE SIERRA VARIABLE TRUST

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Balanced Portfolio are declared and paid quarterly. Dividends from net investment income of the Capital Growth and Growth Portfolios are declared and paid annually. Distributions of any net long-term capital gains earned by a Portfolio are made annually. Distributions of any net short-term capital gains earned by a Portfolio are distributed no less frequently than annually at the discretion of the Board of Trustees. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by each Portfolio as a whole.

FEDERAL INCOME TAXES:

It is each Portfolio's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable and tax-exempt earnings to its shareholders. Therefore, no Federal income tax provision is required.

EXPENSES:

Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. General expenses of the Trust are allocated to the Portfolios based upon the relative net assets of each Portfolio. In addition, the Portfolios will indirectly bear their prorated share of expenses of the Underlying Funds.

3.    INVESTMENT ADVISORY, SUB-ADVISORY, ADMINISTRATION FEES AND OTHER
      TRANSACTIONS

As investment advisor to the Portfolios, Sierra Services provides its proprietary asset allocation services to the Portfolios, formulates the Portfolios' investment policies, analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. For its investment advisory services to the Portfolios, Sierra Services is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Portfolio's average daily net assets.

Sierra Services is a wholly-owned subsidiary of Sierra Capital Management Corporation ("SCMC"), which is a wholly-owned subsidiary of Great Western Financial Corporation ("GWFC"), a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly held corporation. Sierra Services is now an indirect wholly-owned subsidiary of Washington Mutual.

Sierra Fund Administration Corporation ("Sierra Administration"), an indirect wholly-owned subsidiary of Washington Mutual, serves as administrator to each Portfolio. First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corporation, serves as sub-administrator and transfer agent to each Portfolio. For its services as administrator, each Portfolio pays Sierra Administration a monthly fee at an annual rate of .15% of the value of each Portfolio's average daily net assets. Out of its fee, Sierra Administration pays First Data Investor Services Group, Inc. for its services as sub-administrator. The Trust pays First Data Investor Services Group, Inc. certain out-of-pocket expenses as transfer agent. Separately, the Trust pays First Data Investor Services Group, Inc. for its services as transfer agent.

                           THE SIERRA VARIABLE TRUST

Fees voluntarily waived and expenses absorbed by Sierra Administration for the period ended October 31, 1997 are as follows:


 NAME OF FUND                                     FEES WAIVED          EXPENSES ABSORBED
 ------------                                     -----------          -----------------
Capital Growth Portfolio                             $128                   $19,306

Growth Portfolio                                      361                    19,095

Balanced Portfolio                                    747                    19,632

The Trust also pays Boston Safe Deposit and Trust Company ("Boston Safe"), the Trust's custodian, certain custodial transaction charges. Boston Safe is a wholly-owned subsidiary of Mellon Bank Corporation.

Custodian fees have been reduced by credits allowed by Boston Safe for the period ended October 31, 1997 as follows:


                                                                     Credits
                                                                 Allowed by the
         Name of Fund                                               Custodian
         ------------                                            --------------
Capital Growth Portfolio                                              $111

Growth Portfolio                                                       211

Balanced Portfolio                                                     198

4.    TRUSTEES' FEES

No director, officer or employee of Washington Mutual, Great Western Financial Securities Corporation ("GW Securities"), a registered broker-dealer, Sierra Services, a registered investment adviser and broker-dealer and the Trust's distributor, Sierra Administration or First Data Investor Services Group, Inc., or any of their affiliates receives any compensation from the Trust for serving as an officer or Trustee of the Trust. GW Securities and Sierra Services are indirect wholly-owned subsidiaries of Washington Mutual. The Trust pays each Trustee who is not a director, officer or employee of Washington Mutual, GW Securities, Sierra Services, Sierra Administration or First Data Investor Services Group, Inc., or any of their affiliates, $5,000 per annum plus $1,250 per board meeting attended, $1,000 per audit and/or nominating committee meeting attended and reimbursement for travel and out-of-pocket expenses. The Chairman of the Board of Trustees receives one and a half times the normal Trustee's compensation. The Chairman of the Audit Committee receives $1,500 per audit committee meeting attended.

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Trust's eligible Trustees may participate in a deferred compensation plan (the "Plan") which may be terminated at any time. Under the Plan, Trustees may elect to defer receipt of all or a portion of their fees which, in accordance with the Plan, may be invested in mutual fund shares. Upon termination of the Plan, Trustees that have deferred accounts under the Plan will be paid benefits no later than the time the payments would otherwise have been made without regard to such termination. All benefits provided under these plans are funded and any payments to plan participants are paid solely out of the Trust's assets.

                           THE SIERRA VARIABLE TRUST

5.    PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the period ended October 31, 1997 were as follows:


         NAME OF FUND                             Purchases          Sales
         ------------                             ---------          -----
Capital Growth Portfolio                          $  588,436        $38,403

Growth Portfolio                                   1,000,288        --------

Balanced Portfolio                                 1,856,767         65,909

At October 31, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were as follows:


                                                    Tax Basis          Tax Basis
                                                   UNREALIZED          Unrealized
         NAME OF FUND                             Appreciation        Depreciation
         ------------                             ------------        ------------
Capital Growth Portfolio                             $   94             $12,703

Growth Portfolio                                      2,577              34,151

Balanced Portfolio                                    7,964              41,491

6.    SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest, each without par value.

7.    ORGANIZATION COSTS

Expenses incurred in connection with the organization of the Portfolios, including the fees and expenses of registering and qualifying each Portfolio's shares for distribution under Federal and state securities regulations, are being amortized on a straight-line basis over a period of 60 months from commencement of operations of each Portfolio. In the event any of the initial shares of a Portfolio are redeemed by any holder thereof during the amortization period, the proceeds of such redemptions will be reduced by an amount equal to the pro-rata portion of the applicable Portfolio's unamortized deferred organizational expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares of such Portfolio outstanding at the time of such redemption.

8.    RISK FACTORS OF THE PORTFOLIOS

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until Sierra Services determines that it is appropriate to dispose of such securities.

Certain Underlying Funds may: invest a portion of their assets in foreign securities; enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; engage in other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; engage in repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and engage in various other investment practices each with inherent risks.

                           THE SIERRA VARIABLE TRUST

The Capital Growth Portfolio can invest as much as 50% of its total assets in the Growth Fund and as much as 50% of its total assets in the Emerging Growth Fund, each of which Underlying Funds may invest as much as 35% of its total assets in lower-rated bonds. Securities rated below investment grade generally involve greater price volatility and risk of principal and income and may be less liquid than higher rated securities.

Certain Portfolios invest as much as 50% of their total assets in the Growth or Emerging Growth Funds, each of which may invest up to 25% of its total assets in foreign equity securities and as much as 5% of its total assets in securities in developing or emerging markets countries. Certain Portfolios invest as much as 50% of their total assets in the International Growth Fund, which invests primarily in the foreign equity securities, and may invest as much as 30% of its total assets in securities in developing or emerging market countries. These investments will subject such Portfolios to risks associated with investing in foreign securities including those resulting from future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

The officers and Trustees of the Trust also serve as officers and Trustees of the Underlying Funds. In addition, Sierra Services, the investment advisor and distributor of each Portfolio, and Sierra Investment Advisors Corporation ("Sierra Advisors"), the investment advisor of the Underlying Funds, are both wholly-owned subsidiaries of SCMC. Also, Sierra Services is the distributor of the shares of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by Sierra Services. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transactions costs. Sierra Advisors, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds; Sierra Services, representing the interest of the shareholders of the Portfolios, is also committed to minimizing such impact on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. Sierra Advisors and Sierra Services will nevertheless face conflicts in fulfilling their respective responsibilities because they are affiliates and employ some of the same investment professionals.

                            THE SIERRA VARIABLE TRUST

                                     PART C

Item 24.  Financial Statements and Exhibits

(a)      Financial Statements (included in Part A)


                       - Unaudited Financial Highlights relating to the Capital Growth, Growth, and Balanced Portfolios for the period ended October 31, 1997.

                       - Unaudited Financial Highlights relating to the Global Money Fund for the period ended June 30, 1997.


               Financial Statements (included in Part B)


                       - The following unaudited financial statements relating to the Capital Growth, Growth, and Balanced Portfolios for the period ended June 30, 1997 are filed herewith.

                                Portfolio Investments
                                Statements of Assets and Liabilities
                                Statements of Operations
                                Statements of Changes in Net Assets
                                Financial Highlights
                                Notes to Financial Statements

                       - The following unaudited financial statements relating to the Global Money Fund, Short Term High Quality Bond Fund, Short Term Global Government Fund, U.S. Government Fund, Corporate Income Fund, Growth and Income Fund, Growth Fund, Emerging Growth Fund and International Growth Fund as of June 30, 1997 are hereby incorporated by reference to the Statement of Additional Information from Form N-30D, the Semi-Annual Report to Shareholders, as filed with the Securities and Exchange Commission on September 5, 1997 (Accession Number 0000927356-97-001058).

                                Statement of Assets and Liabilities
                                Statements of Operations
                                Statements of Changes in Net Assets
                                Financial Highlights
                                Portfolio of Investments
                                Notes to Financial Statements



(b) Exhibits:

1(a)                     Agreement and Declaration of Trust, dated January 29, 1993, originally filed as exhibit to Registration
                         Statement on Form N-1A February 2, 1993, is incorporated by reference to Post-Effective Amendment
                         No. 7 filed on February 28, 1997.

1(b)-1                   Amendment No. 1 to the Trust's Agreement and Declaration of Trust, dated April 27,
                         1993, originally filed as an exhibit to Post-Effective Amendment No. 1 October 13, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

1(b)-2                   Amendment No. 2 to the Trust's Agreement and Declaration of Trust, dated September 22, 1993, originally filed as an exhibit to Post-Effective Amendment No. 1 October 13, 1993, is
                         incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

1(c)-1                   Establishment and Designation of Series of Shares of Beneficial Interest, dated April 27, 1993, with respect to the Global Money, Short Term Global Government, U.S. Government, Corporate Income, Growth and
                         International Growth Funds, originally filed as an exhibit to Post-Effective Amendment No. 1 October 13,
                         1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

1(c)-2                   Establishment and Designation of Series of Shares of Beneficial Interest, dated February 3, 1995, with respect to the Short Term High Quality Bond, Growth and Income and Emerging Growth Funds, originally filed as an exhibit to Post-Effective Amendment No. 3 February 10, 1995, is incorporated by reference to
                         Post-Effective Amendment No. 7 filed on February 28, 1997.

1(c)-3                   Establishment and Designation of Series of Shares of Beneficial Interest, dated January 23, 1997 with respect to the Income, Value, Balanced, Growth and Capital Growth Portfolios is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997

2                        By-Laws of the Trust, originally filed as exhibit to Registration Statement on Form N-1A February 2, 1993,
                         is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

3                        Not Applicable.

4                        Not Applicable.

5(a)-1                   Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Investment Advisors
                         Corporation ("Sierra Advisors") with respect to the Global Money Fund, originally filed as an exhibit to
                         Post-Effective Amendment No. 1 October 13, 1993, is incorporated by reference to Post-Effective Amendment
                         No. 7 filed on February 28, 1997.

5(a)-2                   Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the
                         International Growth Fund, originally filed as an exhibit to Post-Effective Amendment No. 1 October 13,
                         1993, is incorporated by reference to Post- Effective Amendment No. 7 filed on February 28, 1997.

5(a)-3                   Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the
                         U.S. Government Fund, originally filed as an exhibit to Post- Effective Amendment No. 1 October 13, 1993, is incorporated by reference to Post- Effective Amendment No. 7 filed on February 28, 1997.

5(a)-4                   Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the
                         Corporate Income Fund, originally filed as an exhibit to Post-Effective Amendment No. 1 October 13, 1993, is incorporated by reference to Post- Effective Amendment No. 7 filed on February 28, 1997.

5(a)-5                   Management Agreement , dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the short Term Global Government Fund, originally filed as an exhibit to Post-Effective Amendment No. 1 October
                         13, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

5(a)-6                   Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the
                         Growth Fund, originally filed as an exhibit to Post-Effective Amendment No. 1 October 13, 1993, is
                         incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

5(a)-7                   Form of Management Agreement between the Trust and Sierra Advisors with respect to the Short Term High
                         Quality Bond, Growth and Income and Emerging Growth Funds, was filed as an exhibit to Post-Effective
                         Amendment No. 1 on October 13, 1993.

                         (Replaced by Exhibits 5(a)-9, 5(a)-10, 5(a)-11)

5(a)-8                   Investment Advisory Agreement dated May 1, 1997 between the Trust and Sierra Services is incorporated by reference to Post-Effective Amendment No. 9 filed on April 30, 1997.

5(a)-9                   Management Agreement, dated January 1, 1994, between the Trust and Sierra Advisors, with respect to the
                         Short Term High Quality Bond Fund, is incorporated by reference to Post-Effective Amendment No. 7 filed on
                         February 28, 1997.

5(a)-10                  Management Agreement, dated January 1, 1994, between the Trust and Sierra Advisors, with respect to the
                         Growth and Income Fund, is incorporated by reference to Post- Effective Amendment No. 7 filed on February
                         28, 1997.

5(a)-11                  Management Agreement, dated January 1, 1994, between the Trust and Sierra Advisors, with respect to the
                         Emerging Growth Fund, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28,
                         1997.

5(b)-1                   Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and J.P. Morgan Investment
                         Management Inc. ("J.P. Morgan") with respect to the Global Money Fund, originally filed as an exhibit to
                         Post-Effective Amendment No. 1 October 13, 1993, is incorporated by reference to Post-Effective Amendment
                         No. 7 filed on February 28, 1997.

5(b)-2.1                 Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and J.P. Morgan with respect to the International Growth Fund, was filed as Exhibit 5(b)-2 to Post-Effective Amendment No. 1 on October 13,
                         1993. (no longer in effect)

5(b)-2.2                 Sub-Adviser Agreement, dated as of April 8, 1996, between Sierra Advisors and Warburg, Pincus Counsellors,
                         Inc. ("Warburg") with respect to the International Growth Fund, is incorporated by reference to Exhibit
                         5(b)-2 of Post-Effective Amendment No. 5 filed on April 26, 1996.

5(b)-3.1                 Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and Van Kampen Merritt Management
                         Inc. with respect to the U.S. Government Fund, was filed as Exhibit 5(b)-3 to Post-Effective Amendment No.
                         1 on October 13, 1993. (no longer in effect)

5(b)-3.2                 Sub-Adviser Agreement, dated as of February 28, 1995 between Sierra Advisors and BlackRock Financial
                         Management, LP. with respect to the U.S. Government Fund is incorporated by reference to Post-Effective
                         Amendment No. 7 filed on February 28, 1997.

5(b)-4                   Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and TCW Funds Management, Inc.
                         with respect to the Corporate Income Fund, originally filed as an exhibit to Post-Effective Amendment No. 1
                         October 13, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28,
                         1997.

5(b)-5                   Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and Scudder, Stevens & Clark,
                         Inc. ("Scudder") with respect to the Short Term Global Government Fund, originally filed as an exhibit to
                         Post-Effective Amendment No. 1 October 13, 1993, is incorporated by reference to Post-Effective Amendment
                         No. 7 filed on February 28, 1997.

5(b)-6.1                 Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and Janus Capital Corporation
                         ("Janus") with respect to the Growth Fund, was filed as Exhibit 5(b)- 6 to Post-Effective Amendment No. 1 on October 13, 1993. (no longer in effect)

5(b)-6.2                 Amended and Restated Sub-Adviser Agreement between Sierra Advisors and Janus with respect to the Growth
                         Fund, originally filed as an exhibit to Post-Effective Amendment No. 2 on April 22, 1994, is incorporated by reference to Exhibit 5(b)-6B of Post- Effective No. 7 filed on February 28, 1997.

5(b)-7                   Sub-Adviser Agreement, dated as of January 1, 1994, between Sierra Advisors and J.P. Morgan with respect to the Growth and Income Fund is incorporated by reference to Post- Effective Amendment No. 7 filed on
                         February 28, 1997.

5(b)-8                   Sub-Adviser Agreement, dated as of January 1, 1994, between Sierra Advisors and Scudder with respect to the
                         Short Term High Quality Bond Fund is incorporated by reference to Post-Effective Amendment No. 7 filed on
                         February 28, 1997.

5(b)-9                   Sub-Adviser Agreement, dated as of January 1, 1994, between Sierra Advisors and Janus with respect to the
                         Emerging Growth Fund is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28,
                         1997.

6(a)                     Distribution Agreement, dated April 19, 1993, between the Trust and Sierra Investment Services Corporation
                         ("Sierra Services"), originally filed as an exhibit to Post-Effective Amendment No. 1 October 13, 1993, is
                         incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

6(b)-1                   Participation Agreement, regarding Sierra Advantage among the Trust, Sierra Advisors, Sierra Services,
                         American General Life Insurance Company ("American General") and American General Securities Incorporated
                         ("American General Securities"), dated as of may 3, 1993, originally filed as an exhibit to Post-Effective
                         Amendment No. 2 on April 22, 1994, is incorporated by reference to Exhibit 6(b) of Post-Effective No. 7 filed on February 28, 1997.

6(b)-2                   Form of First Amendment to Participation Agreement dated as of May 3, 1993 is incorporated by reference to
                         Post-Effective Amendment No. 9 filed on April 30, 1997.

7                        Not Applicable.

8(a)-1                   Custody Agreement, dated as of January 1, 1996, between the Trust and Boston Safe Deposit & Trust Company is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 7 filed on February 28, 1997.

8(a)-2                   Schedules A and C, as amended and supplemented May 1, 1997, to Custody Agreement (Exhibit 8(a)-1 above)
                         dated January 1, 1996 is incorporated by reference to Post- Effective Amendment No. 9 filed on April 30,
                         1997.

8(b)                     Transfer Agency and Services Agreement, dated as of July 1, 1996, between the Trust and First Data Investor
                         Services Group is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

9(a)-1                   Administration Agreement, dated April 19, 1993, between the Trust and Sierra Fund Administration
                         Corporation ("Sierra Administration") was filed as Exhibit 9(a) to Post- Effective Amendment No. 1 on
                         October 13, 1993.

9(a)-2                   Administration Agreement, dated as of July 1, 1996, between the Trust and Sierra Administration is incorporated by reference to Exhibit 9(a) of Post- Effective Amendment No. 7 filed on February 28, 1997.

9(a)-3                   Form of Administration Agreement dated May 1, 1997 between the Trust and Sierra Administration is incorporated by reference to Post-Effective Amendment No. 9 filed on April 30, 1997.

9(b)-1                   Sub-Administration Agreement, dated April 19, 1993, between Sierra Administration and The Boston Company
                         Advisors, Inc was filed as an Exhibit 9(b) to Post-Effective Amendment No. 1 on October 13, 1993.

9(b)-2                   Form of Sub-Administration Agreement between Sierra Administration and First Data Investor Services Group,
                         Inc. is incorporated by reference to Post-Effective Amendment No. 9 filed on April 30, 1997.

10                       Consent and Opinion of Counsel with Rule 24f-2 Notice filed with the Securities and Exchange Commission on
                         February 24, 1997.

11(a)-1                  Powers of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as Trustees and, where applicable, officers of the Trust: David E. Anderson,
                         Arthur H. Bernstein, F. Brian Cerini, Edmond R. Davis, Alfred E. Osborne, Jr., and Keith B. Pipes,
                         originally filed as an exhibit to Pre- Effective Amendment No. 1 on March 29, 1993, is incorporated by reference to Post- Effective Amendment No. 7 on February 28, 1997.

11(a)-2                  Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following person in his capacity as Trustee: John W. English, originally filed as an exhibit to Post-Effective
                         Amendment No. 3 on February 10, 1995, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

11(b)                    Amended and Restated Agreement Concerning Allocation of Fidelity Bond Premiums and Recovery, dated February
                         14, 1996, among the Trust, the Sierra Trust Funds and the Sierra Prime Income Fund is incorporated by reference to Post-Effective Amendment No. 5 filed on April 26, 1996.

11(c)                    Amended and Restated Agreement Concerning Allocation of Joint Liability (Errors and Omissions) Insurance
                         Policy Premiums, dated February 14, 1996, among the Trust, the Sierra Trust Funds and the Sierra Prime
                         Income Fund is incorporated by reference to Post-Effective Amendment No. 5 filed on April 26, 1996.

11(d)                    Indemnification Agreement, dated as of May 3, 1993, among Sierra Advisors, Sierra Services, American
                         General, and American General Securities, was filed as an exhibit to Post-Effective Amendment No. 1 on
                         October 13, 1993.

11(e)                    Consent of Independent Accountants *

12                       Not Applicable.

13                       Not Applicable.

14                       Not Applicable.

15                       Not Applicable.

16(a)                    Certain Performance Data relating to the Funds, originally filed as an exhibit to Post- Effective Amendment
                         No. 2 on April 22, 1994, is incorporated by reference to Post- Effective No. 7 filed on February 28, 1997.

17                       Financial Data Schedules.

----------

 *  To be filed by amendment.


Item 25.       Persons Controlled by or Under Common Control with Registrant

               The Trust is a business trust organized under the laws of the Commonwealth of Massachusetts. Separate Account D of American General Life Insurance Company is the sole shareholder of, and may be deemed to control, the Trust. American General Life Insurance Company is a subsidiary of American General Corporation.

               The list of American General Corporation's active subsidiaries is hereby incorporated by reference to Item 26 of the Form N-4 registration statement of American General Life Insurance Company and its Separate Account D, File No. 33-57730 and File No. 811-2441.

Item 26.        Number of Holders of Securities


                                                                   (2)
                             (1)                        No. of Record Holders at
                       Title of Class                       November 30, 1997
--------------------------------------------------------------------------------
Shares of the Global Money Fund, without par value                  1
--------------------------------------------------------------------------------
Shares of the Short Term High Quality Bond Fund,                    1
without par value
--------------------------------------------------------------------------------
Shares of the Short Term Global Government Fund,                    1
without par value
--------------------------------------------------------------------------------
Shares of the U.S. Government Fund, without par                     1
value
--------------------------------------------------------------------------------
Shares of the Corporate Income Fund, without par                    1
value
--------------------------------------------------------------------------------
Shares of the Growth and Income Fund, without par                   1
value
--------------------------------------------------------------------------------
Shares of the Growth Fund, without par value                        1
--------------------------------------------------------------------------------
Shares of the Emerging Growth Fund, without par                     1
value
--------------------------------------------------------------------------------
Shares of the International Growth Fund, without par                1
value
--------------------------------------------------------------------------------
Shares of the Capital Growth                                        1
Portfolio, without par value
--------------------------------------------------------------------------------
Shares of the Growth                                                1
Portfolio, without par value
--------------------------------------------------------------------------------
Shares of the Balanced Portfolio, without par value                 1
--------------------------------------------------------------------------------
Shares of the Value Portfolio,                                      1
without par value
--------------------------------------------------------------------------------
Shares of the Income Portfolio, without par value                   1
================================================================================


Item 27.           Indemnification

                   Article VIII of the Registrant's Agreement and Declaration of Trust provides in relevant part:

                   The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

                   As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                   Section 9 of the Sub-Adviser Agreements that are filed as Exhibits 5(b)-2 and 5(b)- 7 to this Registration Statement are hereby incorporated by reference in response to this item. They provide that, in the absence of willful misfeasance, bad faith or gross negligence on the part of J.P. Morgan, or reckless disregard of its obligations and duties thereunder ("Disqualifying Conduct"), J.P. Morgan shall not be subject to any liability to the Trust or the Fund, or to any shareholder of the Fund, for any act or omission in the course of, or connected with, rendering services hereunder. This Section further provides that Sierra Advisors shall indemnify and hold harmless J.P. Morgan from and against all claims, losses, liabilities or damages (including reasonable attorneys' fees and other related expenses) (collectively, "Losses"), howsoever arising under this Agreement or the performance by J.P. Morgan of its duties thereunder; provided, however, that nothing contained therein shall require that J.P. Morgan be indemnified for Losses resulting from Disqualifying Conduct.

                   Section 11 of the Sub-Adviser Agreements that are filed as Exhibits 5(b)-6 and 5(b)-9 to this Registration Statement are hereby incorporated by reference in response to this item. They provide that Sierra Advisors will indemnify and hold harmless Janus from and against any and all claims, losses, liabilities or damages (including reasonable attorneys' fees and other related expenses), howsoever arising from or in connection with these Sub-Adviser Agreements or the performance by Janus of its duties thereunder; provided, however, that nothing contained therein shall require that Janus be indemnified for Disqualifying Conduct.

                   Section 12 of the Participation Agreement that is filed as
Exhibit 6(b) to this Registration Statement is hereby incorporated by reference in response to this item. Section 12.1 thereof provides that American General will indemnify the Trust and Sierra Services and their directors, trustees, officers and controlling persons from losses and costs due to misstatements or omissions of material facts for which American General is responsible in its registration statement relating to annuities funded through the Trust or otherwise or due to American General's failure to meet its obligations under the Participation Agreement. Section 12.2 thereof provides that Sierra Services will indemnify the Trust, American General, American General Securities and their directors, trustees, officers and controlling persons from losses and costs due to any misstatements or omissions of material facts for which Sierra Services or its affiliates are responsible in American General registration statements relating to annuities funded through the Trust or otherwise or as a result of any failure by the Trust or Sierra Services to meet its obligations under the Participation Agreement.

                   The Agreement filed as Exhibit 11(d) to this Registration Statement is hereby incorporated by reference in response to this item. Pursuant to that Agreement, Sierra Advisors and Sierra Services agree to indemnify American General and American General Securities with respect to liabilities arising out of the negligence or bad faith of Sierra Services, Sierra Advisors or any sub- advisor to the Trust in performing their obligations to the Trust, including the obligations of Sierra Advisors and the sub-advisors to operate the Trust in compliance with Sub-Chapter M and Section 817(h) of the Internal Revenue Code of 1986, as amended. Sierra Advisors and Sierra Services also agree to indemnify American General and American General Securities for 50% of any other liabilities or costs that they may incur as a result of any failure of the Trust to comply with Sub-Chapter M or Section 817(h) that does not result from such negligence or bad faith.

                   Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 28(a). Business and Other Connections of Investment Advisor --Sierra Investment Advisors Corporation, formerly Great Western Financial Advisors Corporation

               As of October 9, 1992, the name of Great Western Financial Advisors Corporation was changed to Sierra Investment Advisors Corporation ("Sierra Advisors"). Sierra Advisors is an investment advisor registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

               The list required by this Item 28 of officers and directors of Sierra Advisors, together with information as to any other business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Sierra Advisors pursuant to the Advisers Act (SEC File No. 801-32921).

               Sierra Investment Services Corporation ("Sierra Services") is the investment advisor of the Portfolios.

               Sierra Services does not currently act as depositor or investment advisor for any other investment company.

               The information required by this Item 28 with respect to each director and officer of Sierra Services is incorporated by reference to Schedule A of Form BD filed by Sierra Services pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-45144).

Item 28(b). Business and Other Connections of Investment Sub-Advisor -- J.P. Morgan Investment Management Inc.

               J.P. Morgan Investment Management Inc. ("J.P. Morgan") is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated, a bank holding company. J.P. Morgan is an investment advisor registered under the Advisers Act and manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors.

               The list required by this Item 28 of officers and directors of J.P. Morgan, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by J.P. Morgan pursuant to the Advisers Act (SEC File No. 801-21011).

Item 28(c). Business and Other Connections of Investment Sub-Advisor -- TCW Funds Management, Inc.

               TCW Funds Management, Inc. ("TCW") is an investment advisor registered under the Advisers Act, and acts as investment advisor for registered investment companies and foreign investment companies. TCW, and its affiliates, including Trust Company of the West, provide a variety of trust, investment management and investment advisory services.

               The list required by this Item 28 of officers and directors of TCW, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by TCW pursuant to the Advisers Act (SEC File No.
801-29075).

Item 28(d). Business and Other Connections of Investment Sub-Advisor -- Scudder, Stevens & Clark, Inc.

               Scudder, Stevens & Clark, Inc. ("Scudder") is an investment advisor registered under the Advisers Act, and acts as investment advisor for registered investment companies and foreign investment companies. Scudder, and its affiliates, provide a variety of trust, investment management and investment advisory services.

               The list required by this Item 28 of officers and directors of Scudder, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Scudder pursuant to the Advisers Act (SEC File No. 801- 252).

Item 28(e). Business and Other Connections of Investment Sub-Advisor -- Janus Capital Corporation

               Janus Capital Corporation ("Janus") is an investment advisor registered under the Advisers Act, and acts as investment advisor for registered investment companies. Janus provides a variety of investment management and investment advisory services.

               The list required by this Item 28 of officers and directors of Janus, together with any information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to

Schedules A and D of Form ADV, filed by Janus pursuant to the Advisers Act (SEC File No. 801- 13991).


Item 28(f). Business and Other Connections of Investment Sub-Advisor -- BlackRock Financial Management, Inc.

               BlackRock Financial Management, Inc. ("BlackRock") is an investment advisor registered under the Advisers Act, and acts as investment advisor for registered investment companies and foreign investment companies. BlackRock, and its affiliates, provide a variety of trust, investment management and investment advisory services.

               The list required by this Item 28 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock, pursuant to the Advisers Act (SEC File No. 801-32183).


Item 28(g). Business and Other Connections of Investment Sub-Advisor -- Warburg Pincus Asset Management, Inc.

               Warburg Pincus Asset Management, Inc. ("Warburg") is an investment advisor registered under the Advisers Act, and acts as investment advisor for investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals.

               The list required by this Item 28 of officers and directors of Warburg, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Warburg, pursuant to the Advisers Act (SEC File No. 801-07321).


Item 29.  Principal Underwriter

               (a) Sierra Investment Services Corporation ("Sierra Services"), the Distributor of the Trust, currently acts as distributor for the Sierra Trust Funds.

               (b) The information required by this Item 29 with respect to each director and officer of Sierra Services is incorporated by reference to Schedule A of Form BD filed by Sierra Services pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-45144).

               (c)         Not Applicable.

Item 30. Location of Accounts and Records

                             (1) The Sierra Variable Trust
                                 9301 Corbin Avenue
                                 Northridge, California  91324

                                (declaration and agreement of trust and by-laws)

                             (2) Sierra Investment Advisors Corporation 9301
                                 Corbin Avenue Northridge, California 91324
                                 (with respect to their services as investment advisor)

                             (3) Sierra Investment Services Corporation 9301
                                 Corbin Avenue Northridge, California 91324
                                 (with respect to their services as distributor)

                             (4) Sierra Fund Administration Corporation
                                 9301 Corbin Avenue
                                 Northridge, California  91324
                                 (with respect to their services as
                                 administrator, shareholder servicing agent and transfer agent)


                             (5) First Data Investor Services Group, Inc.
                                 One Exchange Place
                                 53 State Street - Mail Zone BOS-873
                                 Boston, MA  02109-2873
                                 (with respect to their services as investment sub-administrator)

                             (6) First Data Investor Services Group, Inc.
                                 4400 Computer Drive
                                 Westboro, MA  01581
                                 (with respect to their services as Transfer
                                  Agent)

                             (7) Boston Safe Deposit and Trust Company One
                                 Boston Place Boston, Massachusetts 02108 (with respect to their services as custodian)

                             (8) J.P. Morgan Investment Management Inc.
                                 522 Fifth Avenue
                                 New York, New York  10036
                                 (with respect to their services as investment sub-advisor)

                             (9) TCW Funds Management, Inc.
                                 865 S. Figueroa Street, Suite 1800
                                 Los Angeles, California  90017
                                 (with respect to their services as investment sub-advisor)

                            (10) Scudder, Stevens & Clark, Inc.
                                 Two International Place
                                 Boston, Massachusetts  02110

                                 (with respect to their services as investment
                                  sub-advisor)

                            (11) Janus Capital Corporation
                                 100 Fillmore Street, Suite 300
                                 Denver, Colorado 80206
                                 (with respect to their services as investment sub-advisor)

                            (12) BlackRock Financial Management, Inc.
                                 345 Park Avenue, 30th Floor
                                 New York, New York 10154
                                 (with respect to their services as investment sub-advisor)

                            (13) Warburg Pincus Asset Management, Inc.
                                 466 Lexington Avenue
                                 New York, New York  10017-3147
                                 (with respect to their services as investment sub-advisor)

                            (14) Morgan, Lewis & Bockius LLP 2000 One Logan
                                 Square Philadelphia, Pennsylvania 19103
                                (with respect to their services as counsel)

Item 31.  Management Services

                           Not applicable.

Item 32.  Undertakings

               (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

                                   **********

                                     NOTICE

                                   **********


               A copy of the Agreement and Declaration of Trust of The Sierra Variable Trust (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                  EXHIBIT INDEX



EDGAR
Exhibit         Exhibit
No.             No.            Description
-------         -------        -----------
                1(a)           Agreement and Declaration of Trust, dated January 29, 1993, originally filed as exhibit to
                               Registration Statement on Form N-1A February 2, 1993, is incorporated by reference to
                               Post-Effective Amendment No. 7 filed on February 28, 1997.

                1(b)-1         Amendment No. 1 to the Trust's Agreement and Declaration of Trust, dated April
                               27, 1993, originally filed as an exhibit to Post-Effective Amendment No. 1
                               October 13, 1993, is incorporated by reference to Post-Effective Amendment No.
                               7 filed on February 28, 1997.

                1(b)-2         Amendment No. 2 to the Trust's Agreement and Declaration of Trust, dated
                               September 22, 1993, originally filed as an exhibit to Post-Effective Amendment
                               No. 1 October 13, 1993, is incorporated by reference to Post-Effective
                               Amendment No. 7 filed on February 28, 1997.

                1(c)-1         Establishment and Designation of Series of Shares of Beneficial Interest, dated April 27, 1993, with respect to the Global Money, Short Term Global Government, U.S. Government, Corporate
                               Income, Growth and International Growth Funds, originally filed as an exhibit to Post-Effective
                               Amendment No. 1 October 13, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

                1(c)-2         Establishment and Designation of Series of Shares of Beneficial Interest, dated February 3, 1995, with respect to the Short Term High Quality Bond, Growth and Income and Emerging Growth Funds,
                               originally filed as an exhibit to Post- Effective Amendment No. 3 February 10, 1995, is
                               incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

                1(c)-3         Establishment and Designation of Series of Shares of Beneficial Interest, dated January 23, 1997 with respect to the Income, Value, Balanced, Growth and Capital Growth Portfolios is
                               incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997

                2              By-Laws of the Trust, originally filed as exhibit to Registration Statement on Form N-1A
                               February 2, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

                3              Not Applicable.

                4              Not Applicable.

                5(a)-1         Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Investment Advisors
                               Corporation ("Sierra Advisors") with respect to the Global Money Fund, originally filed as an exhibit to Post-Effective Amendment No. 1 October 13, 1993, is incorporated by reference to
                               Post-Effective Amendment No. 7 filed on February 28, 1997.

                5(a)-2         Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the International Growth Fund, originally filed as an exhibit to Post-Effective
                               Amendment No. 1 October 13, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

                5(a)-3         Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the U.S. Government Fund, originally filed as an exhibit to Post-Effective Amendment
                               No. 1 October 13, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

                5(a)-4         Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the Corporate Income Fund, originally filed as an exhibit to Post-Effective Amendment
                               No. 1 October 13, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

                5(a)-5         Management Agreement , dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the short Term Global Government Fund, originally filed as an exhibit to Post-Effective
                               Amendment No. 1 October 13, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

                5(a)-6         Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the Growth Fund, originally filed as an exhibit to Post- Effective Amendment No. 1
                               October 13, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February
                               28, 1997.

                5(a)-7         Form of Management Agreement between the Trust and Sierra Advisors with respect to the Short
                               Term High Quality Bond, Growth and Income and Emerging Growth Funds, was filed as an exhibit to
                               Post-Effective Amendment No. 1 on October 13, 1993.

                               (Replaced by Exhibits 5(a)-9, 5(a)-10, 5(a)-11)

                5(a)-8         Investment Advisory Agreement dated May 1, 1997 between the Trust and Sierra Services is incorporated by reference to Post-Effective Amendment No. 9 filed on April 30, 1997.

                5(a)-9         Management Agreement, dated January 1, 1994, between the Trust and Sierra Advisors, with respect to the Short Term High Quality Bond Fund, is incorporated by reference to Post-Effective
                               Amendment No. 7 filed on February 28, 1997.

                5(a)-10        Management Agreement, dated January 1, 1994, between the Trust and Sierra Advisors, with respect to the Growth and Income Fund, is incorporated by reference to Post-Effective
                               Amendment No. 7 filed on February 28, 1997.

                5(a)-11        Management Agreement, dated January 1, 1994, between the Trust and Sierra Advisors, with respect to the Emerging Growth Fund, is incorporated by reference to Post-Effective
                               Amendment No. 7 filed on February 28, 1997.

                5(b)-1         Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and
                               J.P. Morgan Investment Management Inc. ("J.P. Morgan") with respect to the
                               Global Money Fund, originally filed as an exhibit to Post-Effective Amendment
                               No. 1 October 13, 1993, is incorporated by reference to Post-Effective
                               Amendment No. 7 filed on February 28, 1997.

                5(b)-2.1       Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and J.P. Morgan with respect to the International Growth Fund, was filed as Exhibit 5(b)-2 to Post-Effective
                               Amendment No. 1 on October 13, 1993. (no longerin effect)

                5(b)-2.2       Sub-Adviser Agreement, dated as of April 8, 1996, between Sierra Advisors and Warburg, Pincus
                               Counsellors, Inc. ("Warburg") with respect to the International Growth Fund, is incorporated by reference to Exhibit 5(b)-2 of Post-Effective Amendment No. 5 filed on April 26, 1996.

                5(b)-3.1       Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and
                               Van Kampen Merritt Management Inc. with respect to the U.S. Government Fund, was filed as Exhibit 5(b)-3 to Post-Effective Amendment No. 1 on October 13,
                               1993.  (no longer in effect)

                5(b)-3.2       Sub-Adviser Agreement, dated as of February 28, 1995 between Sierra Advisors and BlackRock
                               Financial Management, LP. with respect to the U.S. Government Fund is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

                5(b)-4         Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and TCW Funds Management,
                               Inc. with respect to the Corporate Income Fund, originally filed as an exhibit to Post-Effective
                               Amendment No. 1 October 13, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

                5(b)-5         Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and Scudder, Stevens &
                               Clark, Inc. ("Scudder") with respect to the Short Term Global Government Fund, originally filed as an exhibit to Post-Effective Amendment No. 1 October 13, 1993, is incorporated by reference to
                               Post-Effective Amendment No. 7 filed on February 28, 1997.

                5(b)-6.1       Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and Janus Capital
                               Corporation ("Janus") with respect to the Growth Fund, was filed as Exhibit 5(b)-6 to
                               Post-Effective Amendment No. 1 on October 13, 1993. (no longer in effect)

                5(b)-6.2       Amended and Restated Sub-Adviser Agreement between Sierra Advisors and Janus with respect to the Growth Fund, originally filed as an exhibit to Post- Effective Amendment No. 2 on April 22,
                               1994, is incorporated by reference to Exhibit 5(b)-6B of Post-Effective No. 7 filed on February
                               28, 1997.

                5(b)-7         Sub-Adviser Agreement, dated as of January 1, 1994, between Sierra Advisors and J.P. Morgan with respect to the Growth and Income Fund is incorporated by reference to Post-Effective
                               Amendment No. 7 filed on February 28, 1997.

                5(b)-8         Sub-Adviser Agreement, dated as of January 1, 1994, between Sierra Advisors and Scudder with respect to the Short Term High Quality Bond Fund is incorporated by reference to Post-Effective
                               Amendment No. 7 filed on February 28, 1997.

                5(b)-9         Sub-Adviser Agreement, dated as of January 1, 1994, between Sierra Advisors and Janus with respect to the Emerging Growth Fund is incorporated by reference to Post-Effective
                               Amendment No. 7 filed on February 28, 1997.

                6(a)           Distribution Agreement, dated April 19, 1993, between the Trust and Sierra Investment Services
                               Corporation ("Sierra Services"), originally filed as an exhibit to Post-Effective Amendment No. 1
                               October 13, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February
                               28, 1997.

                6(b)-1         Participation Agreement, regarding Sierra Advantage among the Trust, Sierra Advisors,
                               Sierra Services, American General Life Insurance Company ("American General") and American General
                               Securities Incorporated ("American General Securities"), dated as of may 3, 1993, originally filed as an exhibit to Post- Effective Amendment No. 2 on April 22, 1994, is incorporated by reference to Exhibit 6(b) of Post-Effective No. 7 filed on February 28, 1997.

                6(b)-2         Form of First Amendment to Participation Agreement dated as of May 3, 1993 is incorporated by reference to Post-Effective Amendment No. 9 filed on April 30, 1997.

                7              Not Applicable.

                8(a)-1         Custody Agreement, dated as of January 1, 1996, between the Trust and Boston Safe Deposit & Trust
                               Company is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 7 filed on
                               February 28, 1997.

                8(a)-2         Schedules A and C, as amended and supplemented May 1, 1997, to Custody Agreement (Exhibit 8(a)-1
                               above) dated January 1, 1996 is incorporated by reference to Post-Effective Amendment No. 9 filed on April 30, 1997.

                8(b)           Transfer Agency and Services Agreement, dated as of July 1, 1996, between the Trust and First Data
                               Investor Services Group is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

                9(a)-1         Administration Agreement, dated April 19, 1993, between the Trust and Sierra Fund Administration
                               Corporation ("Sierra Administration") was filed as Exhibit 9(a) to Post-Effective Amendment No. 1 on October 13, 1993.

                9(a)-2         Administration Agreement, dated as of July 1, 1996, between the Trust and Sierra Administration is incorporated by reference to Exhibit 9(a) of Post- Effective Amendment No. 7 filed on February
                               28, 1997.

                9(a)-3         Form of Administration Agreement dated May 1, 1997 between the Trust and Sierra Administration is incorporated by reference to Post-Effective Amendment No. 9 filed on April 30, 1997.

                9(b)-1         Sub-Administration Agreement, dated April 19, 1993, between Sierra Administration and The
                               Boston Company Advisors, Inc was filed as an Exhibit 9(b) to Post-Effective Amendment No. 1 on
                               October 13, 1993.

                9(b)-2         Form of Sub-Administration Agreement between Sierra Administration and First
                               Data Investor Services Group, Inc. is incorporated by reference to Post-Effective
                               Amendment No. 9 filed on April 30, 1997.

                10             Consent and Opinion of Counsel with Rule 24f-2 Notice filed with the Securities and Exchange Commission on February 24, 1997.

                11(a)-1        Powers of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as Trustees and, where applicable, officers of the Trust:
                               David E. Anderson, Arthur H. Bernstein, F. Brian Cerini, Edmond R. Davis, Alfred E. Osborne, Jr.,
                               and Keith B. Pipes, originally filed as an exhibit to Pre-Effective Amendment No. 1 on March
                               29, 1993, is incorporated by reference to Post-Effective Amendment No. 7 on February 28, 1997.

                11(a)-2        Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following person in his capacity as Trustee: John W. English, originally filed as an exhibit to
                               Post-Effective Amendment No. 3 on February 10, 1995, is incorporated by reference to
                               Post-Effective Amendment No. 7 filed on February 28, 1997.

                11(b)          Amended and Restated Agreement Concerning Allocation of Fidelity Bond Premiums and Recovery, dated
                               February 14, 1996, among the Trust, the Sierra Trust Funds and the Sierra Prime Income Fund is
                               incorporated by reference to Post-Effective Amendment No. 5 filed on April 26, 1996.

                11(c)          Amended and Restated Agreement Concerning Allocation of Joint Liability
                               (Errors and Omissions) Insurance Policy Premiums, dated February 14, 1996, among the Trust, the Sierra Trust Funds and the Sierra Prime Income Fund is
                               incorporated by reference to Post-Effective Amendment No. 5 filed on April 26,
                               1996.

                11(d)          Indemnification Agreement, dated as of May 3, 1993, among Sierra Advisors,
                               Sierra Services, American General, and American General Securities, was filed as an exhibit to Post-Effective Amendment No. 1 on October 13, 1993.

                11(e)          Consent of Independent Accountants *

                12             Not Applicable.

                13             Not Applicable.

                14             Not Applicable.

                15             Not Applicable.

                16(a)          Certain Performance Data relating to the Funds, originally filed as an exhibit to
                               Post-Effective Amendment No. 2 on April 22, 1994, is incorporated by reference to Post-Effective No. 7 filed on February 28, 1997.

                17             Not Applicable

                18             Not Applicable

                19             Not Applicable

                20             Not Applicable

                21             Not Applicable

                22             Not Applicable

                23             Not Applicable

                24             Not Applicable

                25             Not Applicable

                26             Not Applicable

EX-99.B         27             Financial Data Schedules.

----------

*  To be filed by amendment.

                        Securities Act File No. 33-57732
                    Investment Company Act File No. 811-7462
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /   /
                                                                            ---

                       PRE-EFFECTIVE AMENDMENT NO.                         /   /


                       POST-EFFECTIVE AMENDMENT NO.   10                   / X /


                                        and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            /   /
                                                                            ---


                       AMENDMENT NO.   11                                  / X /


                            The Sierra Variable Trust
               (Exact Name of Registrant as Specified in Charter)









                       -----------------------------------



                                    EXHIBITS



                       -----------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 10 to the Registrant's Registration Statement File No. 33-57732 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Northridge and State of California on the 1st day of December, 1997.

                                                  THE SIERRA VARIABLE TRUST


                                                  By:  /s/ Keith B. Pipes
                                                      --------------------------
                                                      Keith B. Pipes
                                                      President

               Pursuant to the requirements of the 1933 Act, as amended, this Post-Effective Amendment No. 10 has been signed below by the following persons in the capacities and on the date(s) indicated.



                       Signature                              Title(s)                        Date
                       ---------                              --------                        ----
   /s/ Keith B. Pipes                                     President                    December 1, 1997
  ---------------------------------
  Keith B. Pipes
  (Principal Executive Officer)

  /s/ Craig M. Miller                                     Treasurer and Chief          December 1, 1997
  ---------------------------------                       Financial Officer
  Craig M. Miller
  (Chief Financial Officer)

                        *                                 Trustee                      December 1, 1997
  ---------------------------------
   David E. Anderson

                        *                                 Trustee                      December 1, 1997
  ---------------------------------
   Arthur H. Bernstein

                        *                                 Trustee                      December 1, 1997
  ---------------------------------
   Edmond R. Davis

                        *                                 Trustee                      December 1, 1997
  ---------------------------------
   John W. English

                        *                                 Trustee                      December 1, 1997
  ---------------------------------
   Alfred E. Osborne, Jr., Ph.D.


*By:       /s/Keith B. Pipes
  ---------------------------------
           Keith B. Pipes
           Attorney-In-Fact